Lines of Credit and Debt - Summary of German Private Placement Tranches (Details) - Designated as Hedging Instrument $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value		$ 330,857	$ 336,168
March 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 11.5
Interest Rate		0.40%
Carrying Value		$ 12,905	13,143
March 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 23.0
Carrying Value		$ 25,811	26,286
March 2021 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.40%	0.40%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 21.5
Interest Rate		0.68%
Carrying Value		$ 24,112	24,561
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 64.5
Carrying Value		$ 72,335	73,684
October 2022 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		$ 45,000
Carrying Value		$ 44,919	44,891
October 2022 | LIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	1.20%	1.20%
October 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 25.0
Carrying Value		$ 28,026	28,543
October 2022 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
June 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 64.0
Interest Rate		1.09%
Carrying Value		$ 71,747	73,097
June 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 31.0
Carrying Value		$ 34,753	35,406
June 2024 | EURIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.70%	0.70%
June 2027
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 14.5
Interest Rate		1.61%
Carrying Value		$ 16,249	$ 16,557